Commitments and Contingencies (Details) - Schedule of supplemental cash flow and other information related to leases - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$ 39,900	$ 100,100
Weighted average remaining lease term (in years):	6 years 9 months 29 days	2 months 1 day
Weighted average discount rate:	12.50%	0.00%